Premises, equipment and computer software	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Premises, equipment and computer software
Note 8: Premises, equipment and computer software

	December 31, 2017			December 31, 2016
Category	Cost	Accumulated depreciation	Net carrying value	Cost	Accumulated depreciation	Net carrying value
Land	9,008	—	9,008	9,008	—	9,008
Buildings	139,534	(59,110)	80,424	137,110	(58,606)	78,504
Equipment	20,000	(15,997)	4,003	28,837	(25,637)	3,200
Computer hardware and software in use	165,251	(102,449)	62,802	170,138	(98,452)	71,686
Computer software in development	8,553	—	8,553	5,375	—	5,375
Total	342,346	(177,556)	164,790	350,468	(182,695)	167,773

	Year ended
Depreciation charged to operating expenses	December 31, 2017	December 31, 2016	December 31, 2015
Buildings (included in Property expense)	3,781	4,058	4,183
Equipment (included in Property expense)	1,336	1,462	1,605
Computer hardware and software (included in Technology and communication expense)	18,382	18,757	19,076
Total depreciation charged to operating expenses	23,499	24,277	24,864
Impairment of buildings' carrying value (included in Impairment of fixed assets)	—	—	—

During the year ended December 31, 2015, the Bank sold four Bermuda properties and one Cayman property which were classified as premises, equipment and computer software as at December 31, 2014. The properties were reclassified to other real estate owned during 2015 upon classification as held for sale. The properties were sold for total proceeds of $11.2 million and a gain of $0.5 million, which is recognized on the consolidated statements of operations under net realized / unrealized gains (losses) on other real estate owned. For the Cayman property, the Bank has entered into a leaseback agreement for two floors with lease payments of $0.4 million per year for three years.

During the year ended December 31, 2015, the Bank recognized an impairment of $5.1 million regarding the core banking system in the UK as described in Note 13: Exit cost obligations.